SEGMENTED INFORMATION (Narrative) (Details)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of major customers [line items]
Number of major customers	5	4
Percentage of sales	81.00%	67.00%
Customer One [Member]
Disclosure of major customers [line items]
Percentage of sales	11.00%	12.00%
Customer Two [Member]
Disclosure of major customers [line items]
Percentage of sales	12.00%	13.00%
Customer Three [Member]
Disclosure of major customers [line items]
Percentage of sales	16.00%	15.00%
Customer Four [Member]
Disclosure of major customers [line items]
Percentage of sales	19.00%	26.00%
Customer Five [Member]
Disclosure of major customers [line items]
Percentage of sales	22.00%